Retirement Benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected Retirement Benefit Expense In Next 12 months		$ 60.0
Defined Contribution Plan, Cost		$ 44.8	$ 39.9	$ 35.5
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate		4.35%	3.80%	4.35%
Curtailment loss		$ 0.0	$ 0.0	$ 0.0
Employer contributions		0.0	0.0
Projected Retirement Benefit Expense In Next 12 months		20.0
Defined Contribution Plan, Cost		$ 1.0	$ 1.0	$ 1.7
Assumed increase in per capita cost of covered benefits in next 12 months		6.00%
Assumed ultimate health care cost trend rate		4.50%
Expected long-term rate of return on assets		4.00%	4.00%	4.00%
Fair value of plan assets		$ 0.1	$ 0.1	$ 0.6
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate		4.40%	3.85%	4.45%
Curtailment loss		$ 0.0	$ (0.4)	$ 0.0
Employer contributions		153.4	49.3
Projected Retirement Benefit Expense In Next 12 months		40.0
Accumulated benefit obligation		$ 2,621.1	$ 2,482.5
Expected long-term rate of return on assets		7.52%	7.75%	7.75%
Actual return on plan assets		15.10%	(4.80%)	16.90%	5.30%	(1.20%)
Fair value of plan assets		$ 1,902.1	$ 1,772.2	$ 2,129.6
Defined Benefit Plan, Weighted Average Life Expectancy		18 years
Pension Benefits [Member] | Global debt securities and cash [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unfunded commitments		$ 46.0
Pension Benefits [Member] | Private equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unfunded commitments		91.0
Fair value of plan assets		129.0	137.1
Pension Benefits [Member] | Hedge funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		263.9	258.3
Pension Benefits [Member] | Real estate and other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unfunded commitments		51.0
Fair value of plan assets		37.8	52.7
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0.0	0.0
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Private equity [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0.0	0.0
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Hedge funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0.0	0.0
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Real estate and other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0.0	$ 0.0
Pension Benefits [Member] | Forecast [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected long-term rate of return on assets	7.16%
Pension Benefits [Member] | MultiemployerPlan1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percent of Current Year Contributions to Plan that Company Contributions Exceed			5.00%
Pension Benefits [Member] | Nonqualified and U.K. [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated employer contributions in next 12 months		$ 9.0
Pension Benefits [Member] | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, number of employees accruing benefit service | employee		1,300
Defined Benefit Plan, Percent Of Employees accruing benefit service		10.00%
Employer contributions		$ 145.0	$ 40.0	$ 135.0
Estimated employer contributions in next 12 months		$ 130.0
Percentage of total assets		90.00%
Small annuity buy out [Member] | Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefits paid		$ 96.0	$ 97.0
Small annuity buy out [Member] | Pension Benefits [Member] | United States
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of participants | employee		1,800	3,700
Percent of U.S. employees as participants		10.00%	17.00%